Financial instruments per category (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments Per Category

December 31	2022	2021	2022	2021
	Fair value through profit or loss		At amortized cost
Assets in the consolidated statement of financial position
Other non-current receivables	—	—	7,848	5,534
Trade receivables	—	—	100,955	105,519
Other current receivables	—	—	6,063	6,982
Short-term investments	—	249,937	—	—
Cash and cash equivalents	—	—	82,644	295,572
Total	—	249,937	197,510	413,607

December 31	2022	2021	2022	2021
	Fair value through profit or loss		At amortized cost
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions	—	—	52,590	5,987
Derivatives (part of 'Other current liabilities')	316	—	—	—
Trade payables	—	—	82,516	93,043
Accrued expenses	—	—	90,869	85,987
Total	316	—	225,975	185,017

Summary of Fair Value of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows

Recurring fair value measurements at December 31, 2022	Level 1	Level 2	Level 3
Financial liabilities
Derivatives	—	316	—
Total financial liabilities	—	316	—

Recurring fair value measurements at December 31, 2021	Level 1	Level 2	Level 3
Financial assets
Short-term investments	—	249,937	—
Total financial assets	—	249,937	—